3 Application of critical estimates and judgments (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	6.47%	8.78%
Buildings And Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	3.42%	3.42%
Machinery, Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	8.01%	8.04%
Mines And Wells [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	8.70%	8.84%
Furniture And Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	10.00%	10.03%
IT Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	20.04%	20.13%
Lab Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	9.45%	9.53%
Security Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	9.45%	9.72%
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	16.90%	17.83%
Other Property, Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	18.23%	18.82%